CONSOLIDATED STATEMENTS OF COMPREHENSIVE MARGIN - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE MARGIN
Net margin	$ (4,820)	$ 11,334	$ 17,285	$ 27,400	$ 2,592	$ 11,555	$ 15,676	$ 21,454	$ 51,199	$ 51,277	$ 50,345
Other comprehensive margin:
Unrealized loss on available-for-sale securities											(428)
Amounts reclassified to regulatory assets										370
Total comprehensive margin									$ 51,199	$ 51,647	$ 49,917